                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

                                VANECK VIP TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         VanEck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2018

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

VANECK VIP EMERGING MARKETS FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

1

VANECK VIP EMERGING MARKETS FUND

(unaudited) (continued)

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

3

VANECK VIP EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period* January 1, 2018 - June 30, 2018
VanEck VIP Emerging Markets Fund
Initial Class
Actual	$ 1,000.00	$ 917.20	$ 5.56
Hypothetical**	$ 1,000.00	$ 1,018.99	$ 5.86
Class S
Actual	$ 1,000.00	$ 914.70	$ 7.93
Hypothetical**	$ 1,000.00	$ 1,016.51	$ 8.35

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), of 1.17% on Initial Class Shares and 1.67% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.2%

Argentina: 0.5%
76,500	Grupo Supervielle SA (ADR)	$809,370
Brazil: 3.3%
313,100	Fleury SA	2,136,746
492,900	International Meal Co. Alimentacao SA	1,008,501
849,000	Movida Participacoes SA	1,182,894
81,400	Smiles Fidelidade SA	1,092,124
		5,420,265
China / Hong Kong: 38.4%
61,240	Alibaba Group Holding Ltd. (ADR) *	11,361,857
850,000	A-Living Services Co. Ltd. * # Reg S 144A	1,549,155
2,438,000	Beijing Capital International Airport Co. Ltd. #	2,560,948
3,850,000	Beijing Enterprises Water Group Ltd. #	2,093,491
3,588,969	China Animal Healthcare Ltd. * # § ∞	0
1,688,000	China Maple Leaf Educational Systems Ltd. * #	3,031,176
854,000	China Medical System Holdings Ltd. #	1,701,038
2,210,000	China ZhengTong Auto Services Holdings Ltd. #	1,467,102
617,976	Focus Media Information Technology Co. Ltd. #	890,339
Number of Shares		Value

China / Hong Kong: (continued)
1,495,000	Fu Shou Yuan International Group Ltd. #	$1,682,560
388,000	Galaxy Entertainment Group Ltd. #	2,990,879
96,992	Han’s Laser Technology Industry Group Co. Ltd. #	776,152
63,200	Huazhu Group Ltd. (ADR)	2,653,768
82,250	JD.com, Inc. (ADR) *	3,203,638
20,600	Kweichow Moutai Co. Ltd. #	2,268,753
113,000	Midea Group Co. Ltd. #	887,662
714,000	Ping An Insurance Group Co. of China Ltd. #	6,538,579
94,000	Shenzhou International Group Holdings Ltd. #	1,156,706
42,000	Silergy Corp. #	1,020,571
104,000	Sunny Optical Technology Group Co. Ltd. #	1,928,925
238,200	Tencent Holdings Ltd. #	11,961,302
520,000	Yihai International Holding Ltd. #	988,161
		62,712,762
Egypt: 1.2%
295,750	Commercial International Bank Egypt SAE #	1,400,080
750,000	Juhayna Food Industries #	506,612
		1,906,692
Georgia: 0.9%
60,700	Bank of Georgia Group Plc (GBP) #	1,505,455

See Notes to Financial Statements

6

Number of Shares		Value

Germany: 0.6%
18,000	Delivery Hero AG * # Reg S 144A	$954,090
India: 8.9%
301,000	Bharti Infratel Ltd. #	1,322,539
96,000	Cholamandalam Investment and Finance Co. Ltd. #	2,123,263
124,600	HDFC Bank Ltd. #	3,891,761
29,900	HDFC Bank Ltd. (ADR)	3,140,098
84,185	Motilal Oswal Financial Services Ltd. #	949,734
189,800	Phoenix Mills Ltd. #	1,832,357
73,500	Quess Corp. Ltd. * Reg S 144A	1,220,852
		14,480,604
Indonesia: 1.4%
9,840,000	Bank Rakyat Indonesia Persero Tbk PT #	1,946,262
1,170,200	Link Net Tbk PT #	358,742
		2,305,004
Kenya: 0.8%
4,477,000	Safaricom Plc #	1,298,131
Kuwait: 0.4%
57,000	Human Soft Holding Co. KSC	659,336
Malaysia: 1.5%
1,122,000	Malaysia Airports Holdings Bhd #	2,444,253
Mexico: 2.6%
476,000	Qualitas Controladora SAB de CV *	1,173,687
247,000	Regional SAB de CV	1,329,878
Number of Shares		Value

Mexico: (continued)
631,000	Unifin Financiera SAB de CV SOFOM ENR	$1,692,813
		4,196,378
Peru: 0.8%
5,860	Credicorp Ltd. (USD)	1,319,203
Philippines: 3.4%
2,659,000	Ayala Land, Inc. #	1,887,898
7,580,000	Bloomberry Resorts Corp. #	1,383,732
955,200	International Container Terminal Services, Inc. #	1,383,814
552,010	Robinsons Retail Holdings, Inc.	822,313
		5,477,757
Poland: 0.6%
17,039	Kruk SA #	908,038
Russia: 4.0%
349,480	Sberbank of Russia PJSC (ADR) #	4,999,139
41,437	Yandex NV (USD) *	1,487,588
		6,486,727
South Africa: 5.4%
606,000	Advtech Ltd.	691,372
25,250	Naspers Ltd. #	6,366,631
1,457,924	Transaction Capital Ltd.	1,817,423
		8,875,426
South Korea: 1.4%
7,200	Koh Young Technology, Inc. #	658,221
1,475	Samsung Biologics Co. Ltd. * # Reg S 144 A	552,083
5,800	Samsung SDI Co. Ltd. #	1,112,488
		2,322,792

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Spain: 2.4%
119,203	CIE Automotive SA #	$3,507,633
78,327	Global Dominion Access SA * # Reg S 144A	422,849
		3,930,482
Switzerland: 0.8%
27,600	Wizz Air Holdings Plc (GBP) * # Reg S 144A	1,307,021
Taiwan: 5.2%
345,000	Basso Industry Corp. #	735,558
417,000	Chroma ATE, Inc. #	2,238,901
120,712	Gourmet Master Co. Ltd. #	1,166,230
150,010	Poya International Co. Ltd. #	1,614,691
132,000	TaiMed Biologics, Inc. * #	1,347,706
195,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	1,384,709
		8,487,795
Thailand: 2.2%
1,112,000	CP ALL PCL #	2,464,512
1,243,478	Srisawad Corp. PCL (NVDR) #	1,106,961
		3,571,473
Turkey: 2.7%
152,283	AvivaSA Emeklilik ve Hayat AS	489,947
697,777	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS * #	262,345
313,140	MLP Saglik Hizmetleri AS * Reg S 144A	980,213
453,968	Sok Marketler Ticaret AS *	856,776
Number of Shares		Value

Turkey: (continued)
335,000	Tofas Turk Otomobil Fabrikasi AS #	$1,753,190
34,750	Ulker Biskuvi Sanayi AS * #	136,085
		4,478,556
United Arab Emirates: 0.8%
26,300	NMC Health Plc (GBP) #	1,237,882
United Kingdom: 0.5%
60,700	Georgia Capital Plc *	825,121
1,235,312	Hirco Plc * # § ∞	0
		825,121
United States: 0.2%
25,000	Laureate Education, Inc. *	358,250
Uruguay: 0.3%
184,910	Biotoscana Investments SA (BDR) *	462,782
Total Common Stocks (Cost: $120,299,588)		148,741,645

PREFERRED STOCKS: 7.0%

Brazil: 0.8%
136,760	Itau Unibanco Holding SA, 7.32%	1,423,440
Colombia: 0.3%
40,000	Banco Davivienda SA, 2.36%	504,939
South Korea: 5.9%
283,900	Samsung Electronics Co. Ltd., 2.46% #	9,586,988
Total Preferred Stocks (Cost: $8,467,238)		11,515,367

See Notes to Financial Statements

8

Number of Shares		Value

MONEY MARKET FUND: 1.6% (Cost: $2,542,395)
2,542,395	AIM Treasury Portfolio – Institutional Class	$2,542,395
Number of Shares	Value

Total Investments: 99.8% (Cost: $131,309,221)	$162,799,407
Other assets less liabilities: 0.2%	346,705
NET ASSETS: 100.0%	$163,146,112

Definitions:
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $115,552,083 which represents 70.8% of net assets.
§	Illiquid Security—the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,986,263, or 4.3% of net assets.

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	23.1%	$37,673,084
Consumer Staples	4.9	8,043,212
Financials	24.5	39,895,191
Health Care	5.2	8,418,450
Industrials	7.6	12,425,089
Information Technology	27.7	45,008,828
Real Estate	2.3	3,720,255
Telecommunication Services	1.8	2,979,412
Utilities	1.3	2,093,491
Money Market Fund	1.6	2,542,395
	100.0%	$162,799,407

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$809,370	$—	$—	$809,370
Brazil	5,420,265	—	—	5,420,265
China / Hong Kong	17,219,263	45,493,499	0	62,712,762
Egypt	—	1,906,692	—	1,906,692
Georgia	—	1,505,455	—	1,505,455
Germany	—	954,090	—	954,090
India	4,360,950	10,119,654	—	14,480,604
Indonesia	—	2,305,004	—	2,305,004
Kenya	—	1,298,131	—	1,298,131
Kuwait	659,336	—	—	659,336
Malaysia	—	2,444,253	—	2,444,253
Mexico	4,196,378	—	—	4,196,378
Peru	1,319,203	—	—	1,319,203
Philippines	822,313	4,655,444	—	5,477,757
Poland	—	908,038	—	908,038
Russia	1,487,588	4,999,139	—	6,486,727
South Africa	2,508,795	6,366,631	—	8,875,426
South Korea	—	2,322,792	—	2,322,792
Spain	—	3,930,482	—	3,930,482
Switzerland	—	1,307,021	—	1,307,021
Taiwan	—	8,487,795	—	8,487,795
Thailand	—	3,571,473	—	3,571,473
Turkey	2,326,936	2,151,620	—	4,478,556
United Arab Emirates	—	1,237,882	—	1,237,882
United Kingdom	825,121	—	0	825,121
United States	358,250	—	—	358,250
Uruguay	462,782	—	—	462,782

See Notes to Financial Statements

10

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Stocks
Brazil	$1,423,440	$—	$—	$1,423,440
Colombia	504,939	—	—	504,939
South Korea	—	9,586,988	—	9,586,988
Money Market Fund	2,542,395	—	—	2,542,395
Total	$47,247,324	$115,552,083	$0	$162,799,407

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $28,207,180 and transfers from Level 2 to Level 1 were $5,030,140. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2017	$0	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	0	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of June 30, 2018	$0	$0

See Notes to Financial Statements

11

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost $131,309,221)	$162,799,407
Cash	121
Cash denominated in foreign currency, at value (Cost $25,764)	25,760
Receivables:
Investments sold	1,360,671
Shares of beneficial interest sold	233,609
Dividends	563,028
Prepaid expenses	964
Other assets	34,526
Total assets	165,018,086
Liabilities:
Payables:
Investments purchased	1,435,679
Shares of beneficial interest redeemed	195,244
Due to Adviser	140,580
Due to Distributor	10
Deferred Trustee fees	70,360
Accrued expenses	30,101
Total liabilities	1,871,974
NET ASSETS	$163,146,112
Initial Class Shares:
Net Assets	$163,094,981
Shares of beneficial interest outstanding	11,408,017
Net asset value, redemption and offering price per share	$14.30
Class S Shares:
Net Assets	$51,131
Shares of beneficial interest outstanding	3,611
Net asset value, redemption and offering price per share	$14.16
Net Assets consist of:
Aggregate paid in capital	$123,866,754
Net unrealized appreciation	31,488,239
Undistributed net investment income	727,069
Accumulated net realized gain	7,064,050
$163,146,112

See Notes to Financial Statements

12

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $232,035)		$1,957,099
Expenses:
Management fees	$917,899
Distribution fees — Class S	51
Transfer agent fees — Initial Class	12,515
Transfer agent fees — Class S Shares	6,552
Custodian fees	46,042
Professional fees	45,132
Reports to shareholders	25,174
Insurance	3,227
Trustees’ fees and expenses	10,745
Interest	867
Other	7,308
Total expenses	1,075,512
Waiver of management fees	(6,496)
Net expenses		1,069,016
Net investment income		888,083
Net realized gain (loss) on:
Investments (net of foreign taxes of $224)		9,213,111
Foreign currency transactions and foreign denominated assets and liabilities		(84,441)
Net realized gain		9,128,670
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $472)		(25,003,997)
Foreign currency transactions and foreign denominated assets and liabilities		(2,005)
Net change in unrealized appreciation (depreciation)		(25,006,002)
Net Decrease in Net Assets Resulting from Operations		$(14,989,249)

See Notes to Financial Statements

13

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment income	$888,083	$427,019
Net realized gain	9,128,670	11,498,343
Net change in unrealized appreciation (depreciation)	(25,006,002)	52,153,639
Net increase (decrease) in net assets resulting from operations	(14,989,249)	64,079,001
Dividends to shareholders from:
Net investment income
Initial Class Shares	(485,467)	(628,893)
Class S Shares	—	(86)
Total dividends	(485,467)	(628,979)
Share transactions*:
Proceeds from sale of shares
Initial Class Shares	19,726,417	51,293,239
Class S Shares	18,170	19,058
	19,744,587	51,312,297
Reinvestment of dividends
Initial Class Shares	485,467	628,893
Class S Shares	—	86
	485,467	628,979
Cost of shares redeemed
Initial Class Shares	(29,518,237)	(49,212,339)
Class S Shares	(880)	(1,686)
	(29,519,117)	(49,214,025)
Net increase (decrease) in net assets resulting from share transactions	(9,289,063)	2,727,251
Total increase (decrease) in net assets	(24,763,779)	66,177,273
Net Assets:
Beginning of period	187,909,891	121,732,618
End of period (including undistributed net investment income of $727,069 and $324,453, respectively)	$163,146,112	$187,909,891
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	1,249,165	3,905,345
Shares reinvested	29,053	57,644
Shares redeemed	(1,886,867)	(3,645,261)
Net increase (decrease)	(608,649)	317,728
Class S Shares:
Shares sold	1,221	1,594
Shares reinvested	—	8
Shares redeemed	(55)	(124)
Net increase	1,166	1,478

See Notes to Financial Statements

14

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	For the Six Months Ended June 30,		Year Ended December 31,
	2018		2017	2016		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$15.63		$10.40	$10.50		$12.95	$14.90	$13.50
Income from investment operations:
Net investment income	0.08	(b)	0.04 (b)	0.08		0.09	0.10	0.07
Net realized and unrealized gain (loss) on investments	(1.37)		5.24	(0.08)		(1.80)	(0.23)	1.54
Total from investment operations	(1.29)		5.28	(0.00	)(c)	(1.71)	(0.13)	1.61
Less dividends and distributions from:
Net investment income	(0.04)		(0.05)	(0.05)		(0.07)	(0.08)	(0.21)
Net realized capital gains	—		—	(0.05)		(0.67)	(1.74)	—
Total dividends and distributions	(0.04)		(0.05)	(0.10)		(0.74)	(1.82)	(0.21)
Net asset value, end of period	$14.30		$15.63	$10.40		$10.50	$12.95	$14.90
Total return (a)	(8.28	)%(d)	51.03%	0.10%		(13.99)%	(0.41)%	12.02%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$163,095		$187,872	$121,723		$128,025	$153,436	$167,932
Ratio of gross expenses to average net assets	1.17	%(e)	1.19%	1.18%		1.14%	1.17%	1.23%
Ratio of net expenses to average net assets	1.17	%(e)	1.19%	1.18%		1.14%	1.17%	1.23%
Ratio of net expenses to average net assets excluding interest expense	1.16	%(e)	1.19%	1.19	%(f)	1.13%	1.17%	1.22%
Ratio of net investment income to average net assets	0.97	%(e)	0.27%	0.70%		0.71%	0.69%	0.56%
Portfolio turnover rate	15	%(d)	42%	62%		65%	85%	83%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share
(d)	Not annualized
(e)	Annualized
(f)	Excludes reimbursement from prior year custodial charge of 0.02%

See Notes to Financial Statements

15

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S Shares
	For the Six Months Ended June 30, 2018		Year Ended December 31, 2017		May 2, 2016 (a) through December 31, 2016
	(unaudited)
Net asset value, beginning of period	$15.48		$10.36		$10.35
Income from investment operations:
Net investment income (loss)	0.05	(b)	(0.04	)(b)	0.01
Net realized and unrealized gain (loss) on investments	(1.37)		5.21		—	(c)
Total from investment operations	(1.32)		5.17		0.01
Less dividends from:
Net investment income	—		(0.05)		—
Net asset value, end of period	$14.16		$15.48		$10.36
Total return (d)	(8.53	)%(e)	50.16%		0.10	%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 51		$ 38		$ 10
Ratio of gross expenses to average net assets	33.43	%(f)	51.45%		30.43	%(f)
Ratio of net expenses to average net assets	1.67	%(f)	1.75%		1.75	%(f)
Ratio of net expenses to average net assets excluding interest expense	1.67	%(f)	1.75%		1.75%
Ratio of net investment income (loss) to average net assets	0.64	%(f)	(0.33)%		0.12	%(f)
Portfolio turnover rate	15	%(e)	42%		62	%(e)(g)
(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated at the fund level and represents a one year period

See Notes to Financial Statements

16

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures
17

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:
18

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the
19

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2018.

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are calculated on the specific identified cost basis. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Fund and decrease the unrealized gain on investments.

Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under
20

these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and for Class S Shares, respectively. Prior to May 1, 2018 the Advisor had agreed to waive management fees and assume expenses to limit expenses from exceeding 1.50% and 1.75% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the period ended June 30, 2018, the Adviser waived management fees in the amount of $6,496 for Class S.

Note 4—12b-1 Plan of Distribution—The Trust and the Distributor are parties to a distribution agreement dated May 1, 2006. The Fund has adopted a Distribution Plan (the “Plan”) for Class S Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid in any one year is 0.25% of average daily net assets for Class S Shares.

Note 5—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $27,692,785 and $38,726,762, respectively.

Note 6—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at June 30, 2018 was $131,453,657 and net unrealized appreciation aggregated to $31,345,750, of which $45,874,601 related to appreciated securities and $14,528,851 related to depreciated securities.

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2017 was as follows:

21

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Ordinary income	$628,979
$628,979

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term	Long-Term
Capital Losses	Capital Losses
with No Expiration	with No Expiration	Total
$(1,742,233)	$(241,481)	$(1,983,714)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 7—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

22

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

At June 30, 2018, the shareholder accounts of two insurance companies and the Adviser owned approximately 65%, 27%, and 8% of the Fund’s Class S Shares, respectively. The aggregate shareholder accounts of two insurance companies owned approximately 65% and 18% of the Initial Class Shares.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the average daily loan balance during the 13 day period for which a loan was outstanding amounted to $832,263 and the average interest rate was 2.98%. At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 10—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

VANECK VIP EMERGING MARKETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
24

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with those of (i) a universe of mutual funds selected by the independent consultant with similar portfolio holding characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub group of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the
26

Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same

27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Category and Peer Group medians over the one-, five-, and ten-year periods and that the Fund had outperformed its Category median for the three-year period, but had underperformed its Peer Group median for the three-year period. The Board also noted that the Fund had outperformed its benchmark index over the one-, three-, five-, and ten-year periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rate and the median expense ratio for its Peer Group. The Board also noted that the advisory fee rate for the Fund was equal to the median advisory fee rate for its Category, while the total expense ratio, net of waivers or reimbursements, for the Fund was higher than the median expense ratio for its Category. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

28

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

29

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPEMSAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

VANECK VIP GLOBAL GOLD FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

1

VANECK VIP GLOBAL GOLD FUND

(unaudited) (continued)

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

3

VANECK VIP GLOBAL GOLD FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period* January 1, 2018 - June 30, 2018
Van Eck VIP Global Gold Fund
Actual	$1,000.00	$ 946.10	$7.00
Hypothetical**	$1,000.00	$1,017.36	$7.25

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), of 1.45% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.3%

Australia: 17.5%
580,618	Cardinal Resources Ltd. *	$184,765
520,192	Evolution Mining Ltd. #	1,360,636
988,210	Gold Road Resources Ltd. * #	543,091
18,400	Newcrest Mining Ltd. #	298,763
115,184	Northern Star Resources Ltd. #	623,571
123,639	OceanaGold Corp. (CAD)	343,272
11,820	Saracen Mineral Holdings Ltd. * #	19,310
586,000	West African Resources Ltd. *	164,794
353,700	West African Resources Ltd. (CAD) *	104,928
		3,643,130
Canada: 65.3%
21,537	Agnico-Eagle Mines Ltd. (USD)	987,041
1,100	Alamos Gold, Inc.	6,267
88,040	Alamos Gold, Inc. (USD)	500,948
71,076	Alio Gold, Inc. *	103,263
42,000	Allegiant Gold Ltd. * # § ø	15,175
33,800	Allegiant Gold Ltd. *	12,212
143,412	Argonaut Gold, Inc. *	251,992
294,100	Atacama Pacific Gold Corp. *	145,411
37,900	Auryn Resources, Inc. *	40,937
13,917	B2Gold Corp. *	36,099
497,171	B2Gold Corp. (USD) *	1,282,701
112,000	Bear Creek Mining Corp. *	150,793
473,088	Bonterra Resources, Inc. *	145,743
173,200	Columbus Gold Corp. *	32,278
277,843	Continental Gold, Inc. *	800,993
Number of Shares		Value

Canada: (continued)
176,026	Corvus Gold, Inc. *	$345,451
21,000	Corvus Gold, Inc. (USD) *	41,580
187,400	Eastmain Resources, Inc. *	27,797
110,864	Equinox Gold Corp. *	82,643
106,019	First Mining Gold Corp. *	36,290
48,206	Gold Standard Ventures Corp. (USD) *	65,801
45,900	Goldcorp, Inc. (USD)	629,289
95,100	Guyana Goldfields, Inc. *	355,183
114,900	IAMGOLD Corp. (USD) *	667,569
162,500	Kinross Gold Corp. (USD) *	611,000
66,552	Kirkland Lake Gold Ltd.	1,409,354
6,600	Kirkland Lake Gold Ltd. (USD)	139,392
167,405	Leagold Mining Corp. *	329,806
320,442	Liberty Gold Corp. *	107,249
24,500	Lundin Gold, Inc. *	85,354
15,844	MAG Silver Corp. (USD) *	171,274
160,000	Metanor Resources, Inc. * ø	71,806
89,200	Midas Gold Corp. *	66,494
2,500	New Gold, Inc. *	5,210
77,600	New Gold, Inc. (USD) *	161,408
101,300	Nighthawk Gold Corp. *	32,363
99,000	Orezone Gold Corp. * # § ø	58,843
273,688	Orezone Gold Corp. *	168,628
5,000	Osisko Gold Royalties Ltd.	47,351
7,800	Osisko Gold Royalties Ltd. (USD)	73,866
110,270	Osisko Mining, Inc. *	150,980
128,200	Otis Gold Corp. *	18,041

See Notes to Consolidated Financial Statements

6

Number of Shares		Value

Canada: (continued)
76,400	Premier Gold Mines Ltd. *	$151,678
31,900	Pretium Resources, Inc. (USD) *	234,146
122,000	Probe Metals, Inc. * # § ø	113,817
318,000	Pure Gold Mining * # § ø	151,019
145,000	Rio2 Ltd. (a) * # § ø	110,295
152,144	Roxgold, Inc. *	129,617
309,600	Sabina Gold & Silver Corp. *	357,960
156,104	Semafo, Inc. *	452,407
27,300	SSR Mining, Inc. (USD) *	269,451
41,200	TMAC Resources, Inc. * Reg S	175,499
19,900	Wheaton Precious Metals Corp. (USD)	438,994
5,323	Yamana Gold, Inc.	15,508
192,925	Yamana Gold, Inc. (USD)	559,482
		13,631,748
Mexico: 3.6%
49,000	Fresnillo Plc (GBP) #	738,416
Monaco: 0.1%
1,394	Endeavour Mining Corp. (CAD) *	25,014
South Africa: 0.2%
11,800	Gold Fields Ltd. (ADR)	42,126
United Kingdom: 2.4%
6,550	Randgold Resources Ltd. (ADR)	504,939
United States: 10.2%
34,700	Newmont Mining Corp.	1,308,537
8,900	Royal Gold, Inc.	826,276
		2,134,813
Total Common Stocks (Cost: $16,269,720)		20,720,186
Number of Shares		Value

WARRANTS: 0.2%

Canada: 0.2%
31,720	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/29/20) * # §	$1,911
29,280	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/29/20) * # § ø	1,764
42,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # § ø	1,198
27,985	Leagold Mining Corp. Warrants (CAD 3.70, expiring 05/27/20) * #	7,983
62,450	Liberty Gold Corp. Warrants (CAD 0.90, expiring 05/16/19)	1,425
80,000	Metanor Resources, Inc. Warrants (CAD 0.90, expiring 12/28/19) * # ø	5,933
61,000	Probe Metals, Inc. Warrants (CAD 0.85, expiring 05/29/20) * # § ø	11,484
159,000	Pure Gold Mining Warrants (CAD 1.45, expiring 06/19/20) * # § ø	15,420
Total Warrants (Cost: $26,865)		47,118
MONEY MARKET FUND: 0.5% (Cost: $110,187)
110,187	AIM Treasury Portfolio – Institutional Class	110,187
Total Investments: 100.0% (Cost: $16,406,772)		20,877,491
Other assets less liabilities: 0.0%		1,679
NET ASSETS: 100.0%		$20,879,170

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:
(a)	Subscription Receipts - each subscription receipt will entitle the Fund to receive one unit (a unit consists of one common share of stock and one warrant of Rio2 Ltd.) upon satisfaction of certain escrow release conditions. If these conditions are not met, the aggregate issue price and pro rata portion of any interest earned thereon will be refunded to the Fund.
*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,078,629 which represents 19.5% of net assets.
§	Illiquid Security - the aggregate value of illiquid securities is $486,859 which represents 2.3% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $556,754, or 2.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of June 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alio Gold, Inc. Warrants	01/22/2018	29,280	$ —	$ 1,764	0.0%
Allegiant Gold Ltd.	11/20/2017	42,000	19,879	15,175	0.1
Allegiant Gold Ltd. Warrants	02/09/2018	42,000	—	1,198	0.0
Metanor Resources, Inc.	12/22/2017	160,000	88,023	71,806	0.3
Metanor Resources, Inc. Warrants	12/28/2017	80,000	—	5,933	0.0
Orezone Gold Corp.	03/26/2018	99,000	61,594	58,843	0.3
Probe Metals, Inc.	05/24/2018	122,000	108,836	113,817	0.6
Probe Metals, Inc. Warrants	06/19/2018	61,000	—	11,484	0.1
Pure Gold Mining	05/16/2018	318,000	154,079	151,019	0.7
Pure Gold Mining Warrants	05/24/2018	159,000	—	15,420	0.1
Rio2 Ltd.	05/15/2018	145,000	112,691	110,295	0.5
			$545,102	$556,754	2.7%

See Notes to Consolidated Financial Statements

8

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	2.5%	$509,337
Gold	89.1	18,607,510
Money Market Fund	0.5	110,187
Precious Metals & Minerals	5.0	1,040,189
Silver	2.9	610,268
	100.0%	$20,877,491

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$797,759	$2,845,371	$—	$3,643,130
Canada	13,182,599	449,149	—	13,631,748
Mexico	—	738,416	—	738,416
Monaco	25,014	—	—	25,014
South Africa	42,126	—	—	42,126
United Kingdom	504,939	—	—	504,939
United States	2,134,813	—	—	2,134,813
Warrants
Canada	1,425	45,693	—	47,118
Money Market Funds	110,187	—	—	110,187
Total	$16,798,862	$4,078,629	$—	$20,877,491

During the period ended June 30, 2018, transfers of securities from Level 2 to Level 1 were $307,557. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Consolidated Financial Statements

9

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost $16,406,772)	$20,877,491
Cash denominated in foreign currency, at value (Cost $231)	231
Receivables:
Investments sold	548,351
Shares of beneficial interest sold	5,402
Dividends	2,730
Prepaid expenses	29,560
Total assets	21,463,765
Liabilities:
Payables:
Investments purchased	534,953
Shares of beneficial interest redeemed	14,982
Due to Adviser	4,976
Due to Distributor	4,260
Deferred Trustee fees	7,942
Accrued expenses	17,482
Total liabilities	584,595
NET ASSETS	$20,879,170
Class S Shares:
Net Assets	$20,879,170
Shares of beneficial interest outstanding	2,984,839
Net asset value, redemption and offering price per share	$7.00
Net Assets consist of:
Aggregate paid in capital	$23,738,760
Net unrealized appreciation	4,470,553
Accumulated net investment loss	(1,435,989)
Accumulated net realized loss	(5,894,154)
$20,879,170

See Notes to Consolidated Financial Statements

10

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $2,822)		$102,820
Expenses:
Management fees	$77,891
Distribution fees	25,964
Transfer agent fees	12,355
Administration fees	25,964
Custodian fees	9,649
Professional fees	26,282
Reports to shareholders	12,786
Insurance	501
Trustees’ fees and expenses	1,403
Interest	499
Other	600
Total expenses	193,894
Waiver of management fees	(42,839)
Net expenses		151,055
Net investment loss		(48,235)
Net realized gain (loss) on:
Investments		(312,174)
Forward foreign currency contracts		(4,932)
Foreign currency transactions and foreign denominated assets and liabilities		3,098
Net realized loss		(314,008)
Net change in unrealized appreciation (depreciation) on:
Investments		(895,851)
Foreign currency transactions and foreign denominated assets and liabilities		756
Net change in unrealized appreciation (depreciation)		(895,095)
Net Decrease in Net Assets Resulting from Operations		$(1,257,338)

See Notes to Consolidated Financial Statements

11

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment loss	$(48,235)	$(206,412)
Net realized loss	(314,008)	(1,596,742)
Net change in unrealized appreciation (depreciation)	(895,095)	3,861,573
Net increase (decrease) in net assets resulting from operations	(1,257,338)	2,058,419
Dividends to shareholders from:
Net investment income	(575,681)	(992,773)
Share transactions*:
Proceeds from sale of shares	6,790,948	14,955,535
Reinvestment of dividends	575,681	992,773
Cost of shares redeemed	(6,014,359)	(15,177,694)
Net increase in net assets resulting from share transactions	1,352,270	770,614
Total increase (decrease) in net assets	(480,749)	1,836,260
Net Assets:
Beginning of period	21,359,919	19,523,659
End of period (including accumulated net investment loss of ($1,435,989) and ($812,073), respectively)	$20,879,170	$21,359,919
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	945,415	1,961,263
Shares reinvested	77,066	126,468
Shares redeemed	(846,347)	(2,025,338)
Net increase	176,134	62,393

See Notes to Consolidated Financial Statements

12

VANECK VIP GLOBAL GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six Months Ended June 30,		Year Ended December 31,					For the Period April 26, 2013 (a) through December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$7.60		$7.11		$4.83	$6.42	$6.85	$8.88
Income from investment operations:
Net investment loss	(0.02	)(c)	(0.07	)(c)	(0.04)	(0.02)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.38)		0.91		2.35	(1.54)	(0.36)	(2.01)
Total from investment operations	(0.40)		0.84		2.31	(1.56)	(0.40)	(2.03)
Less dividends and distributions from:
Net investment income	(0.20)		(0.35)		(0.03)	—	(0.03)	—
Net realized capital gains	—		—		—	(0.03)	—	—
Total dividends and distributions	(0.20)		(0.35)		(0.03)	(0.03)	(0.03)	—
Net asset value, end of period	$7.00		$7.60		$7.11	$4.83	$6.42	$6.85
Total return (b)	(5.39	)%(d)	11.63%		48.25%	(24.43)%	(5.89)%	(22.86	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,879		$21,360		$19,524	$7,750	$7,599	$4,820
Ratio of gross expenses to average net assets	1.87	%(e)	2.03%		1.84%	2.46%	2.41%	4.82	%(e)
Ratio of net expenses to average net assets	1.45	%(e)	1.45%		1.45%	1.45%	1.45%	1.45	%(e)
Ratio of net expenses to average net assets excluding interest expense	1.45	%(e)	1.45%		1.45%	1.45%	1.45%	1.45	%(e)
Ratio of net investment loss to average net assets	(0.46	)%(e)	(0.96)%		(1.00)%	(0.57)%	(0.88)%	(0.55	)%(e)
Portfolio turnover rate	30	%(d)	65%		57%	44%	33%	33	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(c)	Calculated based upon average shares outstanding
(d)	Not annualized
(e)	Annualized

See Notes to Consolidated Financial Statements

13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures
14

contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:
15

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Subsidiary, a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2018, the Fund held $14,428 in its Subsidiary, representing 0.07% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.
16

E.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2018 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At June 30, 2018, the Fund held no derivative instruments.
17

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Fund held forward foreign currency contracts for one month during the year ended June 30, 2018 with an average unrealized depreciation of $1,940. At June 30, 2018, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the year ended June 30, 2018, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contacts[1]	$ (4,932)

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

I.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are calculated on the identified cost basis.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily

18

net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expense (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2018.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the period ended June 30, 2018 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—12b-1 Plan of Distribution—The Trust and the Distributor are parties to a distribution agreement dated April 26, 2013. The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid in any one year is 0.25% of the Fund’s average daily net assets.

Note 5—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $7,479,228 and $6,282,124, respectively.

Note 6—Income Taxes—At June 30, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$18,877,917	$5,202,139	$ (3,202,565)	$1,999,574
19

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the Period ended December 31, 2017 were as follows:

Ordinary income	$992,773

The tax character or current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$ (1,681,058)	$ (2,802,686)	$ (4,483,744)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s consolidated financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 7—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its

20

net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

At June 30, 2018, the aggregate shareholder accounts of three insurance companies owned approximately 77%, 15% and 6% of the Fund’s outstanding shares of beneficial interest.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the Van Eck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the average daily loan balance during the 7 day period for which a loan was outstanding amounted to $680,492 and the average interest rate was 3.24%. At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 10—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued.

21

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

VANECK VIP GLOBAL GOLD FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
22

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with those of (i) a universe of mutual funds selected by the independent consultant with similar portfolio holding characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a subgroup of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with those of the Fund’s (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with
24

intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Peer Group and Category medians for the one- and three-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-year period, but had underperformed its benchmark index for the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Peer Group and Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratios of its Peer Group and Category. The Board also noted that the Management Fee Rate (which includes both advisory and administrative fee rates) was equal to the median Management Fee Rates of its Peer Group and Category. The Board further noted that

26

the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion.

27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

28

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGGSAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck VIP Trust

VanEck VIP Global Hard Assets Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

VANECK VIP GLOBAL HARD ASSETS FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

1

VANECK VIP GLOBAL HARD ASSETS FUND

(unaudited) (continued)

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

3

VANECK VIP GLOBAL HARD ASSETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period* January 1, 2018 - June 30, 2018
VanEck VIP Global Hard Assets Fund
Initial Class
Actual	$1,000.00	$ 993.70	$5.44
Hypothetical**	$1,000.00	$1,019.34	$5.51
Class S
Actual	$1,000.00	$ 992.10	$6.67
Hypothetical**	$1,000.00	$1,018.10	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), of 1.10% on Initial Class, and 1.35% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.1%

Bermuda: 2.2%
251,400	Golar LNG Ltd. (USD)	$7,406,244
Brazil: 1.9%
486,900	Vale SA (ADR)	6,242,058
Canada: 18.7%
210,922	Agnico-Eagle Mines Ltd. (USD)	9,666,555
323,200	Barrick Gold Corp. (USD)	4,243,616
1,006,900	First Quantum Minerals Ltd.	14,835,624
139,300	Goldcorp, Inc. (USD)	1,909,803
394,500	IAMGOLD Corp. (USD) *	2,292,045
837,900	Kinross Gold Corp. (USD) *	3,150,504
490,900	New Gold, Inc. (USD) *	1,021,072
186,665	Nutrien Ltd. (USD)	10,150,843
579,600	Teck Cominco Ltd. (USD)	14,750,820
		62,020,882
Kuwait: 1.4%
3,890,609	Kuwait Energy Plc (GBP) * # § ø ∞	4,511,227
Luxembourg: 1.1%
104,700	Tenaris SA (ADR)	3,810,033
Monaco: 0.5%
542,100	Scorpio Tankers, Inc. (USD)	1,523,301
South Africa: 0.6%
2,706,998	Petra Diamonds Ltd. (GBP) * #	2,006,054
Switzerland: 5.6%
3,047,065	Glencore Plc (GBP) #	14,466,822
1,289,700	Weatherford International Plc (USD) *	4,243,113
		18,709,935
Number of Shares		Value

United Kingdom: 4.5%
323,600	KAZ Minerals Plc * #	$3,576,741
52,000	Randgold Resources Ltd. (ADR)	4,008,680
130,800	Rio Tinto Plc (ADR)	7,256,784
		14,842,205
United States: 62.6%
44,400	Bunge Ltd.	3,095,124
214,300	CF Industries Holdings, Inc.	9,514,920
88,800	Cimarex Energy Co.	9,034,512
412,700	CNX Resources Corp. *	7,337,806
67,850	Concho Resources, Inc. *	9,387,047
119,900	Diamondback Energy, Inc.	15,775,243
119,900	EOG Resources, Inc.	14,919,157
253,800	Green Plains Renewable Energy, Inc.	4,644,540
171,800	Halliburton Co.	7,741,308
82,300	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,625,425
61,500	Kirby Corp. *	5,141,400
267,500	Laredo Petroleum, Inc. *	2,573,350
112,400	Louisiana-Pacific Corp.	3,059,528
1,006,600	Nabors Industries Ltd.	6,452,306
260,850	Newfield Exploration Co. *	7,890,712
320,500	Newmont Mining Corp.	12,086,055
25,400	Ormat Technologies, Inc.	1,351,026
454,000	Parsley Energy, Inc. *	13,747,120

See Notes to Financial Statements

6

Number of Shares		Value

United States: (continued)
431,900	Patterson-UTI Energy, Inc.	$7,774,200
54,900	PBF Energy, Inc.	2,301,957
141,500	PDC Energy, Inc. *	8,553,675
78,200	Pioneer Natural Resources Co.	14,798,568
340,300	ProPetro Holding Corp. *	5,335,904
113,900	RSP Permian, Inc. *	5,013,878
88,000	Schlumberger Ltd.	5,898,640
146,600	Steel Dynamics, Inc.	6,736,270
198,500	Sunrun, Inc. *	2,610,275
386,600	Superior Energy Services, Inc. *	3,765,484
87,300	Tyson Foods, Inc.	6,010,605
199,700	WPX Energy, Inc. *	3,600,591
		207,776,626
Total Common Stocks (Cost: $273,200,437)		328,848,565
Number of Shares		Value

MONEY MARKET FUND: 1.2% (Cost: $4,119,154)
4,119,154	AIM Treasury Portfolio – Institutional Class	4,119,154
Total Investments: 100.3% (Cost: $277,319,591)		332,967,719
Liabilities in excess of other assets: (0.3)%		(1,086,730)
NET ASSETS: 100.0%		$331,880,989

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,560,844 which represents 7.4% of net assets.
§	Illiquid Security - the aggregate value of illiquid securities is $4,511,227 which represents 1.4% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $4,511,227, or 1.4% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

7

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(continued)

Restricted securities held by the Fund as of June 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$4,511,227	1.4%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	2.7%	$9,105,729
Energy	53.5	178,039,916
Financials	0.5	1,625,425
Industrials	2.3	7,751,675
Materials	39.4	130,974,794
Utilities	0.4	1,351,026
Money Market Fund	1.2	4,119,154
	100.0%	$332,967,719

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$7,406,244	$—	$—	$7,406,244
Brazil	6,242,058	—	—	6,242,058
Canada	62,020,882	—	—	62,020,882
Kuwait	—	—	4,511,227	4,511,227
Luxembourg	3,810,033	—	—	3,810,033
Monaco	1,523,301	—	—	1,523,301
South Africa	—	2,006,054	—	2,006,054
Switzerland	4,243,113	14,466,822	—	18,709,935
United Kingdom	11,265,464	3,576,741	—	14,842,205
United States	207,776,626	—	—	207,776,626
Money Market Fund	4,119,154	—	—	4,119,154
Total	$308,406,875	$20,049,617	$4,511,227	$332,967,719

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $1,792,664. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

8

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Common Stocks
Kuwait
Balance as of December 31, 2017	$4,295,461
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	215,766
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of June 30, 2018	$4,511,227

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

	Value as of June 30, 2018	Valuation Technique	Unobservable Input Description(1)	Unobservable Input	Impact to Valuation from an Increase in Input(2)
Common Stocks Kuwait	$ 4,511,227	Guideline Public Companies/ Recent Transaction	Entitlement Multiple Working Interest Multiple Marketability Discount	6.00x-11.00x 0.40x-3.00x 15%	Increase Increase Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

9

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost $277,319,591)	$332,967,719
Cash	18,708
Cash denominated in foreign currency, at value (Cost $20)	20
Receivables:
Shares of beneficial interest sold	9,304
Dividends	220,240
Prepaid expenses	2,529
Other assets	21,915
Total assets	333,240,435
Liabilities:
Payables:
Shares of beneficial interest redeemed	791,941
Due to Adviser	275,369
Due to Distributor	30,251
Deferred Trustee fees	129,136
Accrued expenses	132,749
Total liabilities	1,359,446
NET ASSETS	$331,880,989
Initial Class Shares:
Net Assets	$186,049,674
Shares of beneficial interest outstanding	7,888,131
Net asset value, redemption and offering price per share	$23.59
Class S Shares:
Net Assets	$145,831,315
Shares of beneficial interest outstanding	6,421,982
Net asset value, redemption and offering price per share	$22.71
Net Assets consist of:
Aggregate paid in capital	$392,796,230
Net unrealized appreciation	55,647,973
Accumulated net investment loss	(134,832)
Accumulated net realized loss	(116,428,382)
$331,880,989

See Notes to Financial Statements

10

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $40,853)		$2,002,131
Expenses:
Management fees	$1,703,071
Distribution fees – Class S Shares	184,452
Transfer agent fees – Initial Class Shares	16,717
Transfer agent fees – Class S Shares	12,521
Custodian fees	8,594
Professional fees	43,487
Reports to shareholders	52,909
Insurance	8,386
Trustees’ fees and expenses	23,226
Other	3,977
Total expenses	2,057,340
Net investment loss		(55,209)
Net realized gain (loss) on:
Investments		2,969,412
Foreign currency transactions and foreign denominated assets and liabilities		(1,734)
Net realized gain		2,967,678
Net change in unrealized appreciation (depreciation) on:
Investments		(5,784,590)
Foreign currency transactions and foreign denominated assets and liabilities		(155)
Net change in unrealized appreciation (depreciation)		(5,784,745)
Net Decrease in Net Assets Resulting from Operations		$(2,872,276)

See Notes to Financial Statements

11

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2018	2017
	(unaudited)
Operations:
Net investment loss	$(55,209)	$(1,108,394)
Net realized gain (loss)	2,967,678	(22,539,669)
Net change in unrealized appreciation (depreciation)	(5,784,745)	13,856,970
Net decrease in net assets resulting from operations	(2,872,276)	(9,791,093)
Share transactions*:
Proceeds from sale of shares
Initial Class Shares	18,772,922	43,574,952
Class S Shares	15,973,300	34,097,115
	34,746,222	77,672,067
Cost of shares redeemed
Initial Class Shares	(31,694,479)	(62,510,160)
Class S Shares	(16,600,369)	(53,865,685)
	(48,294,848)	(116,375,845)
Net decrease in net assets resulting from share transactions	(13,548,626)	(38,703,778)
Total decrease in net assets	(16,420,902)	(48,494,871)
Net Assets:
Beginning of period	348,301,891	396,796,762
End of period (including accumulated net investment loss of ($134,832) and ($79,623), respectively)	$331,880,989	$348,301,891
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	786,768	1,946,391
Shares reinvested	—	—
Shares redeemed	(1,339,757)	(2,808,726)
Net decrease	(552,989)	(862,335)
Class S Shares:
Shares sold	692,867	1,567,492
Shares reinvested	—	—
Shares redeemed	(733,190)	(2,485,128)
Net decrease	(40,323)	(917,636)

See Notes to Financial Statements

12

VANECK VIP GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$23.74		$24.14		$16.88	$25.37	$31.39	$29.13
Income from investment operations:
Net investment income (loss)	0.01	(b)(e)	(0.05	)(b)	(0.05)	0.10	0.06	0.08 (b)
Net realized and unrealized gain (loss) on investments	(0.16)		(0.35)		7.39	(8.58)	(6.05)	2.95
Total from investment operations	(0.15)		(0.40)		7.34	(8.48)	(5.99)	3.03
Less dividends and distributions from:
Net investment income	—		—		(0.08)	(0.01)	(0.03)	(0.20)
Net realized capital gains	—		—		—	—	—	(0.57)
Total dividends and distributions	—		—		(0.08)	(0.01)	(0.03)	(0.77)
Net asset value, end of period	$23.59		$23.74		$24.14	$16.88	$25.37	$31.39
Total return (a)	(0.63	)%(c)	(1.66)%		43.71%	(33.45)%	(19.10)%	10.53%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$186,050		$200,403		$224,612	$176,087	$275,099	$336,763
Ratio of gross expenses to average net assets	1.10	%(d)	1.09%		1.06%	1.05%	1.06%	1.09%
Ratio of net expenses to average net assets	1.10	%(d)	1.09%		1.06%	1.05%	1.06%	1.09%
Ratio of net expenses to average net assets excluding interest expense	1.10	%(d)	1.09%		1.06%	1.05%	1.06%	1.09%
Ratio of net investment income (loss) to average net assets	0.07	%(d)	(0.21)%		(0.24)%	0.43%	0.19%	0.27%
Portfolio turnover rate	8	%(c)	15%		45%	21%	31%	31%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

13

VANECK VIP GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$22.89		$23.33		$16.35	$24.64	$30.55	$28.38
Income from investment operations:
Net investment income (loss)	(0.02	)(b)	(0.10	)(b)	(0.09)	0.04	(0.02)	0.01 (b)
Net realized and unrealized gain (loss) on investments	(0.16)		(0.34)		7.15	(8.32)	(5.89)	2.88
Total from investment operations	(0.18)		(0.44)		7.06	(8.28)	(5.91)	2.89
Less dividends and distributions from:
Net investment income	—		—		(0.08)	(0.01)	—	(0.15)
Net realized capital gains	—		—		—	—	—	(0.57)
Total dividends and distributions	—		—		(0.08)	(0.01)	—	(0.72)
Net asset value, end of period	$22.71		$22.89		$23.33	$16.35	$24.64	$30.55
Total return (a)	(0.79	)%(c)	(1.89)%		43.41%	(33.62)%	(19.35)%	10.30%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$145,831		$147,898		$172,185	$91,635	$118,163	$122,407
Ratio of gross expenses to average net assets	1.35	%(d)	1.34%		1.30%	1.31%	1.32%	1.34%
Ratio of net expenses to average net assets	1.35	%(d)	1.34%		1.30%	1.31%	1.32%	1.34%
Ratio of net expenses to average net assets excluding interest expense	1.35	%(d)	1.34%		1.30%	1.31%	1.32%	1.34%
Ratio of net investment income (loss) to average net assets	(0.17	)%(d)	(0.47)%		(0.50)%	0.17%	(0.06)%	0.03%
Portfolio turnover rate	8	%(c)	15%		45%	21%	31%	31%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

14

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Hard Assets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in hard asset securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such
15

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:
16

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the
17

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2018.

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are calculated on the specific identified cost basis.

Income, expenses (excluding class-specific expenses), and realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may
18

be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—12b-1 Plan of Distribution—The Trust and the Distributor are parties to a distribution agreement dated May 1, 2006. The Fund has adopted a Distribution Plan (the “Plan”) for Class S Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid in any one year is 0.25% of average daily net assets for Class S Shares.

Note 5—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $25,562,477 and $38,166,295, respectively.

Note 6—Income Taxes—At June 30, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 289,407,007	$87,559,609	$(43,998,897)	$43,560,712
19

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

There were no distributions paid to shareholders during the year ended December 31, 2017.

At December 31, 2017, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(9,245,625)	$(97,971,882)	$(107,217,507)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 7—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

At June 30, 2018, the aggregate shareholder accounts of four insurance companies owned approximately 51%, 21%, 6%, and 5% of the Initial Class

20

Shares and four insurance companies owned approximately 42%, 30%, 12%, and 5% of the Class S Shares.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the average daily loan balance during the three day period of which a loan was outstanding amounted to $603,456 and the average interest rate was 2.81%. At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 10—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

21

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

VANECK VIP GLOBAL HARD ASSETS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
22

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with those of (i) a universe of mutual funds selected by the independent consultant with similar portfolio holding characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a subgroup of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), (iii) an appropriate benchmark index and (iv) an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the
24

Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Category and Peer Group medians over the one-, three- and five-year periods and that the Fund had underperformed its Category median over the ten-year period, but had outperformed its Peer Group median over the ten-year period. The Board also noted that the Fund had underperformed its benchmark index over the one-, three-, five- and ten-year periods. The Board further noted that the Fund had outperformed its GHA Additional Index over the ten-year period, but had underperformed its GHA Additional Index for the one-, three-, and five-year periods. The Board noted that the Fund’s large holdings in the energy sector detracted from Fund performance. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median expense ratios for its Category and Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

26

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the

27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

28

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGHASAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck VIP Trust

VanEck VIP Unconstrained Emerging Markets Bond Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

1

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

(unaudited) (continued)

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck VIP Trust

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

3

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period* January 1, 2018 - June 30, 2018
VanEck VIP Unconstrained Emerging Market Bond Fund
Actual	$ 1,000.00	$ 941.00	$ 5.29
Hypothetical**	$ 1,000.00	$ 1,019.34	$ 5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), of 1.10% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 45.6%
Argentina: 4.1%
USD	284,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) Reg S	$279,740
		Generacion Mediterranea SA
	122,000	9.63%, 07/27/20 (c) Reg S	121,999
	32,000	9.63%, 07/27/20 (c) 144A	32,000
	131,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	109,385
	190,000	Transportadora de Gas del Sur SA 6.75%, 05/02/22 (c) 144A	174,800
ARS	8,438,000	YPF SA 16.50%, 05/09/22 Reg S	222,072
			939,996
Austria: 1.4%
USD	315,000	JBS Investments GmbH 7.75%, 07/30/18 (c) Reg S	321,694
Bermuda: 1.3%
	311,000	Geopark, Ltd. 6.50%, 09/21/21 (c) Reg S	299,848
Brazil: 1.4%
	441,000	Samarco Mineracao SA 5.75%, 10/24/23 (d) Reg S	324,135
Canada: 2.6%
	305,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) Reg S	302,148
	308,000	Frontera Energy Corp. 9.70%, 06/25/21 (c) 144A	306,460
			608,608
Cayman Islands: 4.6%
	318,000	Agile Group Holdings Ltd. 5.13%, 08/14/20 (c) Reg S	297,912
	300,000	China Evergrande Group 7.00%, 03/23/20 Reg S	296,398
	226,842	EP PetroEcuador via Noble Sovereign Funding I Ltd. 7.97% (ICE LIBOR USD 3 Month+5.63%), 09/24/19 (f) Reg S	224,007
	244,000	NagaCorp. Ltd. 9.38%, 05/21/20 (c) 144A	248,813
			1,067,130
Chile: 2.0%
	459,000	Enel Chile SA 4.88%, 06/12/28	462,947

See Notes to Financial Statements

6

Principal Amount			Value

Colombia: 2.6%
	272,000	Colombia Telecomunicaciones SA ESP 8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	$284,920
	312,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	307,320
			592,240
Indonesia: 1.2%
	282,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) Reg S	274,154
	22,633	Bumi Resources Tbk PT 0.00%, 12/11/22 ^ # (b) *	8,261
			282,415
Ireland: 1.4%
	327,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/22 144A	327,006
Luxembourg: 3.4%
	279,000	CSN Resources SA 6.50%, 07/21/20 Reg S	261,214
	213,000	MHP Lux SA 6.95%, 04/03/26 144A	199,893
	328,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	332,431
			793,538
Malaysia: 1.1%
MYR	993,000	Country Garden Real Estate Sdn Bhd 6.60%, 02/23/23	245,586
Mauritius: 0.9%
USD	209,000	HTA Group Ltd. 9.13%, 03/08/19 (c) Reg S	200,640
Mexico: 0.0%
	120,000	Corp. GEO SAB de CV 9.25%, 08/13/18 (c) (d) *	30
Mongolia: 3.8%
	824,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 Reg S	871,063
Netherlands: 1.7%
	301,000	Marfrig Holdings Europe BV 8.00%, 06/08/19 (c) Reg S	305,891
	102,000	Metinvest BV 7.75%, 01/23/23 (c) 144A	95,936
			401,827

See Notes to Financial Statements

7

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Nigeria: 1.0%
	246,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	$241,080
Panama: 0.8%
	191,000	AES El Salvador Trust II 6.75%, 07/30/18 (c) Reg S	177,573
Peru: 2.9%
	118,000	Cia Minera Milpo SAA 4.63%, 03/28/23 Reg S	116,820
	122,000	Hunt Oil Co. of Peru LLC 6.38%, 06/01/28 144A	124,592
	330,000	Kallpa Generacion SA 4.13%, 05/16/27 (c) Reg S	301,125
	111,000	Minsur SA 6.25%, 02/07/24 Reg S	116,550
			659,087
Singapore: 2.2%
		Eterna Capital Pte Ltd.
	29,427	6.00% 07/30/18 (c) Reg S	29,611
	219,799	8.00% 07/30/18 (c)	210,911
	256,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) Reg S	228,461
	67,000	Innovate Capital Pte Ltd. 6.00% 07/30/18 (c)	44,898
			513,881
South Africa: 0.3%
ZAR	6,050,000	Eskom Holdings SOC Ltd. 0.00%, 12/31/32 (a) ^	68,520
Ukraine: 0.5%
USD	123,000	Kernel Holding SA 8.75%, 01/31/22 Reg S	121,250
United Kingdom: 3.3%
	257,620	DTEK Finance Plc 10.75% 07/30/18 (c)	266,281
	341,000	Petra Diamonds US$ Treasury Plc 7.25%, 05/01/19 (c) Reg S	329,491
	182,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	172,445
			768,217
United States: 1.1%
	269,000	CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	259,691
Total Corporate Bonds (Cost: $10,818,066)			10,548,002

See Notes to Financial Statements

8

Principal Amount			Value

FOREIGN GOVERNMENT OBLIGATIONS: 50.0%
Angola: 3.3%
		Angolan Government International Bonds
	512,000	9.38%, 05/08/48 144A	$518,347
	231,000	9.50%, 11/12/25 Reg S	252,720
			771,067
Argentina: 8.3%
		Argentine Republic Government International Bonds
	375,000	6.88%, 01/11/48	282,566
	514,000	7.63%, 04/22/46	417,368
ARS	1,906,000	40.00% (Argentina Central Bank 7D Repo Reference Rate+.00%), 06/21/20 (f)	68,471
	7,840,000	Autonomous City of Buenos Aires Argentina 34.86% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.75%), 02/22/28 (f)	222,402
USD	267,000	Province of Santa Fe 6.90%, 11/01/27 Reg S	223,839
		Provincia de Buenos Aires
	253,000	7.88%, 06/15/27 Reg S	222,640
ARS	8,560,000	35.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.83%), 05/31/22 (f)	250,125
USD	255,000	Provincia de la Rioja 9.75%, 02/24/25 Reg S	238,545
			1,925,956
Armenia: 1.5%
	339,000	Republic of Armenia International Bonds 6.00%, 09/30/20 Reg S	347,628
Belarus: 2.4%
		Republic of Belarus International Bonds
	123,000	6.20%, 02/28/30 144A	116,648
	421,000	6.88%, 02/28/23 Reg S	436,756
			553,404
Costa Rica: 2.0%
		Costa Rica Government International Bonds
	245,000	7.00%, 04/04/44 Reg S	240,100
	229,000	7.16%, 03/12/45 Reg S	227,282
			467,382
Dominican Republic: 3.1%
		Dominican Republic International Bonds
	368,000	5.50%, 01/27/25 Reg S	366,094
	233,000	5.95%, 01/25/27 Reg S	230,961
DOP	6,144,000	8.90%, 02/15/23 144A	125,921
			722,976

See Notes to Financial Statements

9

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Ecuador: 2.2%
USD	488,000	Ecuador Government International Bonds 10.50%, 03/24/20 Reg S	$501,615
Egypt: 1.0%
	262,000	Egypt Government International Bonds 7.90%, 02/21/48 Reg S	239,290
El Salvador: 2.1%
		El Salvador Government International Bonds
	245,000	5.88%, 01/30/25 Reg S	230,273
	245,000	7.65%, 06/15/35 Reg S	240,757
			471,030
Georgia: 1.0%
	221,000	Georgia Government International Bonds 6.88%, 04/12/21 Reg S	235,798
Ghana: 2.1%
		Ghana Government International Bonds
	250,000	7.63%, 05/16/29 144A	244,610
	248,000	8.63%, 06/16/49 144A	242,081
			486,691
Nigeria: 2.9%
		Nigeria Government International Bonds
	496,000	7.63%, 11/28/47 Reg S	453,417
	229,000	7.88%, 02/16/32 Reg S	225,235
			678,652
Poland: 10.1%
		Polish Government Bonds
PLN	2,570,000	1.75%, 07/25/21	682,424
	2,734,000	2.25%, 04/25/22	731,592
	2,334,000	2.50%, 01/25/23	626,425
	1,041,000	4.00%, 10/25/23	297,947
			2,338,388
Rwanda: 1.0%
USD	229,000	Rwanda Government International Bonds
		6.63%, 05/02/23 Reg S	228,402
South Korea: 4.7%
		Export-Import Bank of Korea
	489,000	2.88% (ICE LIBOR USD 3 Month+.57%), 06/01/21 (f)	489,059
	385,000	3.07% (ICE LIBOR USD 3 Month+.74%), 03/22/23 (f) Reg S	385,601
	202,000	Korea Development Bank 3.05% (ICE LIBOR USD 3 Month+.72%), 07/06/22 (f)	201,861
			1,076,521
Uruguay: 1.1%
UYU	8,193,000	Uruguay Monetary Regulation Bill 0.00%, 05/03/19 ^	241,733

See Notes to Financial Statements

10

Principal Amount			Value

Venezuela: 1.2%
USD	316,500	Petroleos de Venezuela SA 8.50%, 10/27/20 (d) * Reg S	$274,564
Total Foreign Government Obligations (Cost: $12,212,007)			11,561,097

Number of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
MXN	3,236	Corp. GEO SAB de CV * #	119
MONEY MARKET FUND: 2.7% (Cost: $619,547)
	619,547	AIM Treasury Portfolio – Institutional Class	619,547
Total Investments: 98.3% (Cost: $23,649,620)			22,728,765
Other assets less liabilities: 1.7%			382,991
NET ASSETS: 100.0%			$23,111,756

Definitions:
ARS	Argentine Peso
DOP	Dominican Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(b)	Contingent Value Right
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,380 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

11

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,919,768, or 17.0% of net assets.

Schedule of Open Forward Foreign Currency Contracts June 30, 2018

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	TRY	1,434,007	USD	307,151	7/2/2018	$(5,007)
State Street Bank and Trust Company	USD	221,583	BRL	874,147	7/2/2018	3,959
State Street Bank and Trust Company	USD	406,014	TRY	1,934,932	7/2/2018	15,187
State Street Bank and Trust Company	BRL	2,056,881	USD	551,250	7/2/2018	20,545
State Street Bank and Trust Company	TRY	1,094,247	USD	239,854	7/2/2018	1,656
State Street Bank and Trust Company	USD	312,232	BRL	1,182,734	7/2/2018	(7,069)
State Street Bank and Trust Company	EUR	1,988,957	USD	2,319,989	7/18/2018	(5,206)
State Street Bank and Trust Company	MYR	877,766	USD	218,736	7/20/2018	1,522
Net unrealized appreciation on forward foreign currency contracts						$25,587

Definitions:
BRL	Brazilian Real
EUR	Euro
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	8.0%	$1,820,448
Communications	2.1	485,560
Consumer, Cyclical	2.5	575,819
Consumer, Non-cyclical	4.2	948,728
Energy	13.1	2,974,082
Financial	8.9	2,018,279
Government	50.9	11,561,097
Industrial	2.5	561,041
Utilities	5.1	1,164,164
Money Market Fund	2.7	619,547
	100.0%	$22,728,765

See Notes to Financial Statements

12

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$119	$—	$119
Corporate Bonds*	—	10,548,002	—	10,548,002
Foreign Government Obligations*	—	11,561,097	—	11,561,097
Money Market Fund	619,547	—	—	619,547
Total	$619,547	$22,109,218	$—	$22,728,765
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$25,587	$—	$25,587

* See Schedule of Investments for geographic sector breakouts.

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $209. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements

See Notes to Financial Statements

13

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost $23,649,620)	$22,728,765
Cash denominated in foreign currency, at value (Cost $7)	7
Receivables:
Investments sold	1,197,082
Shares of beneficial interest sold	28,645
Dividends and interest	377,189
Prepaid expenses	928
Unrealized appreciation on forward foreign currency contracts	25,587
Other assets	2,374
Total assets	24,360,577
Liabilities:
Payables:
Investments purchased	1,195,976
Shares of beneficial interest redeemed	602
Due to Adviser	10,155
Due to custodian	121
Deferred Trustee fees	10,042
Accrued expenses	31,925
Total liabilities	1,248,821
NET ASSETS	$23,111,756
Shares of beneficial interest outstanding	2,968,812
Net asset value, redemption and offering price per share	$7.78
Net Assets consist of:
Aggregate paid in capital	$26,598,832
Net unrealized depreciation	(899,606)
Undistributed net investment income	580,007
Accumulated net realized loss	(3,167,477)
$23,111,756

See Notes to Financial Statements

14

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends		$6,339
Interest (net of foreign taxes withheld of $3,437)		788,473
Total income		794,812
Expenses:
Management fees	$127,415
Transfer agent fees	10,132
Custodian fees	12,421
Professional fees	27,653
Reports to shareholders	15,188
Insurance	646
Trustees’ fees and expenses	1,892
Interest	342
Other	1,620
Total expenses	197,309
Waiver of management fees	(56,812)
Net expenses		140,497
Net investment income		654,315
Net realized gain (loss) on:
Investments		(1,070,531)
Forward foreign currency contracts		337,659
Foreign currency transactions and foreign denominated assets and liabilities		(25,215)
Net realized loss		(758,087)
Net change in unrealized appreciation (depreciation) on:
Investments		(1,384,538)
Forward foreign currency contracts		25,587
Foreign currency transactions and foreign denominated assets and liabilities		(5,198)
Net change in unrealized appreciation (depreciation)		(1,364,149)
Net Decrease in Net Assets Resulting from Operations		$(1,467,921)

See Notes to Financial Statements

15

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2018	2017
	(unaudited)
Operations:
Net investment income	$654,315	$1,993,677
Net realized gain (loss)	(758,087)	917,329
Net change in unrealized appreciation (depreciation)	(1,364,149)	321,979
Net increase (decrease) in net assets resulting from operations	(1,467,921)	3,232,985
Dividends to shareholders from:
Net investment income	(1,862,609)	(641,416)
Share transactions*:
Proceeds from sale of shares	2,932,499	8,489,261
Reinvestment of dividends	1,862,609	641,416
Cost of shares redeemed	(5,399,167)	(11,653,043)
Net decrease in net assets resulting from share transactions	(604,059)	(2,522,366)
Total increase (decrease) in net assets	(3,934,589)	69,203
Net Assets:
Beginning of period	27,046,345	26,977,142
End of period (including undistributed net investment income of $580,007 and $1,788,301, respectively)	$23,111,756	$27,046,345
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	348,201	983,897
Shares reinvested	222,003	79,580
Shares redeemed	(639,398)	(1,348,075)
Net decrease	(69,194)	(284,598)

See Notes to Financial Statements

16

VANECK VIP UNCONSTRAINED

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months
	Ended		Initial Class Shares
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$8.90		$8.12	$7.63	$9.33	$10.60	$11.92
Income from investment operations:
Net investment income	0.21	(b)	0.60 (b)	0.36	0.56	0.67	0.60
Net realized and unrealized gain (loss) on investments	(0.69)		0.37	0.13	(1.70)	(0.49)	(1.67)
Total from investment operations	(0.48)		0.97	0.49	(1.14)	0.18	(1.07)
Less dividends and distributions from:
Net investment income	(0.64)		(0.19)	—	(0.56)	(0.56)	(0.25)
Net realized capital gains	—		—	—	—	(0.89)	— (c)
Total dividends and distributions	(0.64)		(0.19)	—	(0.56)	(1.45)	(0.25)
Net asset value, end of period	$7.78		$8.90	$8.12	$7.63	$9.33	$10.60
Total return (a)	(5.90	)%(d)	12.24%	6.42%	(13.09)%	2.18%	(9.17)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,112		$27,046	$26,977	$29,483	$37,026	$39,857
Ratio of gross expenses to average net assets	1.55	%(e)	1.57%	1.34%	1.34%	1.20%	1.43%
Ratio of net expenses to average net assets	1.10	%(e)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net expenses to average net assets excluding interest expense	1.10	%(e)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	5.14	%(e)	7.04%	4.06%	6.38%	6.34%	4.87%
Portfolio turnover rate	155	%(d)	586%	595%	572%	441%	483%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share
(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

17

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Unconstrained Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services, using methods approved by the Board of Trustees, may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day.
18

Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments
19

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The total net realized gains and losses from fluctuations of foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 — Income Taxes.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains,
20

if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Fund held forward foreign currency contracts for six months during the period ended June 30, 2018 with an average unrealized appreciation of $6,374. Forward foreign currency contracts held at June 30, 2018 are reflected in the Schedule of Open Forward Foreign Currency Contracts.
21

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

At June 30, 2018, the Fund held the following derivative instruments:

Asset derivatives
Foreign currency risk
Forward foreign currency contracts[1]	$25,587

[1]	Statement of Assets and Liabilities location: Net unrealized appreciation on forward foreign currency contracts

The impact of transactions in derivative instruments during the period ended June 30, 2018, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contacts[2]	$337,659
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[3]	25,587

[2]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[3]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral, if any, held at June 30, 2018 is presented in the Schedule of Investments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2018. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
22

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Received	Net Amount
Forward foreign currency contracts	$42,869	$(17,282)	$25,587	$(25,587)	$—

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount
Forward foreign currency contracts	$(17,282)	$17,282	$—	$—	$—

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are calculated on the identified cost basis. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Fund and decrease the unrealized gain on investments.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2018.

23

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $37,259,671 and $37,351,719, respectively.

Note 5—Income Taxes—As of June 30, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation, gross appreciation, and gross appreciation of investments were as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$23,909,347	$218,402	$(1,398,984)	$(1,180,582)

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2017 was as follows:

Ordinary income	$641,416

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term	Long-Term
Capital Losses	Capital Losses
With No Expiration	With No Expiration	Total
$(2,159,719)	$—	$(2,159,719)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2017 to June 30, 2018, the Fund’s net realized losses from foreign currency translations were $584,739.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income

24

tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different security transaction clearance and settlement practices and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

The Fund may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

At June 30, 2018, the aggregate shareholder accounts of 4 insurance companies owned approximately 50%, 20%, 10%, and 8% of the Fund’s outstanding shares of beneficial interest.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

25

VANECK VIP UNCONSTRAINED
EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 8—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the average daily loan balance during the three day period of which a loan was outstanding amounted to $603,456 and the average interest rate was 2.81%. At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 9—Recent Accounting Pronouncements—The Financial Accounting Standards Board issued an Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The guidance is effective for public business entities for fiscal years beginning after 15 December 2018, and interim periods within those years. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 10—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

26

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

VANECK VIP UNCONSTRAINED EMERGING

MARKETS BOND FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with those of (i) a universe of mutual funds selected by the independent consultant with similar portfolio holding characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a subgroup of funds selected from the Category by the independent consultant further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
28

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the
29

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in

30

the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted that, at the recommendation of the Adviser and in an effort to enhance the performance and long-term viability of the Fund, the Board had approved material changes to the Fund’s principal investment strategies, which became effective May 1, 2013. The Board further noted that, in light of these changes, the performance of the Fund compared to other similarly managed funds prior to May 1, 2013 was not relevant to the Board’s consideration of the Advisory Agreement. The Board then noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Category and Peer Group medians over the one-year period, but that the Fund underperformed its Category and Peer Group medians over the three- and five-year periods. The Board also noted that the Fund had outperformed its benchmark index over the one-year period, but had underperformed its benchmark index over the three- and five-year periods. The Board noted that actions that had been taken by the Adviser to establish additional risk-control investment guidelines that limit the Fund’s exposure to certain issuer-specific and country-specific risks and acknowledged the recent improvement in the Fund’s performance.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median expense ratios for its Category and Peer Group. The Board also

31

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying

32

emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

33

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPUEMBSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

(a)  Not applicable.

(b)  Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 7, 2018
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 7, 2018
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 7, 2018
     ------------------